Share Capital	6 Months Ended
Jun. 30, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
10.1 CAPITAL ISSUED

Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2020		1,033	255,735	34,432,122
March 31, 2021	Capital increase AGA 2018-1	1	(1)	24,500
March 31, 2021	Capital increase AGA 2019-1	11	(11)	369,250
May 31, 2021	Subscription of 2021 warrants	—	43	—
June 30, 2021	Other movements	—	16	—
June 30, 2021		1,045	255,782	34,825,872

As of June 30, 2021, the share capital was €1,045 thousand divided into 34,825,872 fully paid up ordinary shares each with a par value of €0.03.

10.2 TREASURY SHARES

On June 30, 2021, the Company held 15,053 treasury shares under a liquidity contract entered into on October 23, 2012 with Gilbert Dupont as amended on November 30, 2018. These shares were deducted from IFRS equity in the amount of €212 thousand as of June 30, 2021.

10.3 FOUNDER’S WARRANTS, WARRANTS, STOCK OPTIONS AND FREE SHARES

As of June 30, 2021, there are four different types of securities and other valid instruments entitling their holders to a stake in the Company's share capital: warrant (bons de souscription d’actions or BSA), founders’ warrant (bons de souscription de parts de créateur d’entreprise or BSPCE), stock option (options de souscription ou d’achat d’actions or OSA) and free shares (actions attribuées gratuitement or AGA).

Warrants

At a meeting on April 20, 2021, the Executive Board, acting pursuant to the delegation granted by the Company’s shareholders' meeting held on November 30, 2020 granted 48,103 warrants to members and observers of the Supervisory Board, each entitling its holder to subscribe one ordinary share, each with a par value of €0.03 and at a price of €13.47 (share premium included). The designated warrants included 18,103 warrants that were issued in replacement of certain 2016 ordinary warrants that became null on February 2, 2021. The subscription period is open from the date of the meeting of the Executive Board until September 30, 2021, inclusive. As of June 30, 2021, 14,431 warrants have been subscribed by their beneficiaries.

The warrants can be exercised at any time during a 10-year period, subject to the satisfaction of the following conditions:
•the subscription by the relevant beneficiary of his/her warrant
•the relevant holder has attended at least 75% of the Supervisory Board meetings held during the twelve months preceding the exercise of the warrants or, as the case may be, the date the holder ceases to be part of the Group, and
•the recommended dose for two out of the three patient cohorts enrolled in the study 1100 has been determined in order to define the next steps of the immuno-oncology development plan.
It is being specified that (i) the Executive Board, with the prior approval of the Supervisory Board, shall acknowledge the satisfaction of such condition and (ii) such condition shall automatically be waived in the event of a change of control.

At the same meeting, the Executive Board, acting pursuant to the above mentioned delegation, also granted 30,000 warrants to a consultant of the Company, each warrant giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €13.64 (share premium included) at any time during a ten-year period subject to (i) the subscription by such consultant of the warrants and (ii) the drafting by such consultant of a Chemistry, Manufacturing, Control (CMC) risk assessment report. The corresponding subscription period has been fixed from the date of the meeting of the Executive Board until July 20, 2021 inclusive. As of June 30, 2021, no warrants have been subscribed by the beneficiary. In addition, as of June 30, 2021 the report is not prepared yet. Therefore, the warrants are not vested yet.

Stock options

At a meeting on April 20, 2021, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on November 30, 2020, granted to certain employees of the Group and members of the Executive Board 571,200 stock options (including 143,200 stock options and 428,000 performance stock options), each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €13.74 (share premium included). Such stock options are governed by the 2020 stock option plan adopted by the Executive Board on February 9, 2021 and approved by the Company’s annual shareholders’ meeting held on April 28, 2021 (the “2020 Stock Option Plan”).

The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from April 20, 2022;
▪ an additional one-third of the ordinary stock options as from April 20, 2023,
▪ the balance, i.e., one-third of the ordinary stock options as from April 20, 2024, subject to, for each increment, a continued service condition, and in any case,
▪no later than 10 years after the date of grant, it being specified that stock options which have not been exercised by the end of this ten-year period will be forfeited by law.

The performance stock options may be exercised under the following conditions:
▪10% of the stock options may be exercised when the market price of the Company’s shares on the regulated market of Euronext in Paris reaches €24.00,
▪an additional 10% of the stock options may be exercised when the market price of the Company's shares on the regulated market of Euronext in Paris reaches €30.00,
▪an additional 40% of the stock options may be exercised when the market price of the Company’s shares on the regulated market of Euronext in Paris reaches €40.00,
▪an additional 40% of the stock options may be exercised when the market price of the Company's shares on the regulated market of Euronext in Paris reaches €60.00, and
▪at the latest within 10 years of the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.

It being specified that (i) among such performance stock options that may be exercised, and subject to, for each increment, a continued service condition, their holders may only exercise (x) up to 10% of such performance stock options as from April 20, 2022, (y) an additional 30% of such performance stock options as from April 20, 2023, and (z) the balance, i.e., 60% of such performance stock options as from April 20, 2024, and (ii) such additional vesting condition shall be automatically waived in the event of a change of control.

The number of ordinary and performance stock options that may be exercised under the above exercise schedules would always be rounded down to the nearest whole number.

At a meeting on June 21, 2021, the Executive Board, acting pursuant to the delegation granted by the shareholders’ meeting held on November 30, 2020 granted 60,000 ordinary stock options to Mr. Bart Van Rhijn following his entry into the Company and his appointment as a Member of the Executive Board. Such stock options are governed by the 2020 Stock Option Plan. Acting pursuant to a delegation granted by the Company’s annual shareholders’ meeting held on April 28, 2021, it also decided to adopt the 2021 stock option plan and to grant to Mr. Bart Van Rhijn 60,000 performance stock options governed by such plan. Each of such 120,000 stock options (whether ordinary and performance) gives it holders the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €12.99 (share premium included).

The exercise conditions of the 143,200 ordinary stock options and 428,000 performance stock options granted on April 20, 2021 described above shall apply mutatis mutandis to these 60,000 ordinary stock options and 60,000 performance stock options respectively, save for the anniversary date which shall be June 30 rather than April 20.

In addition, in accordance with French regulation, the exercise of the above stock options (whether ordinary and performance) are subject to an additional performance condition as soon as they are granted to a member of the Executive Board: determination of the recommended dose for two of the three patient cohorts enrolled in the
NBTXR3-1100 clinical study, in order to be able to define the next stage of the development plan in immuno-oncology.

Free Shares

At a meeting on April 20, 2021, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on November 30, 2020, granted 362,515 free shares, each with a par value of €0.03 to certain employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on April 20, 2023. Such free shares are governed by the 2020 free share plan adopted by the Executive Board on February 9, 2021.

Furthermore, the final vesting of the free shares granted to members of the Executive Board is conditioned upon the determination of the recommended dose for two out of the three patient cohorts enrolled in the NBTXR3-1100 clinical study in order to define the next steps of the development plan in immuno-oncology.

As of June 30, 2021, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock options issued in 2016 have been updated (See Note 17 Share-based payments).